Cover Page Cover Page	Sep. 04, 2019
Cover page.
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Registrant Name	CLOUDERA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38069
Entity Tax Identification Number	26-2922329
Entity Address, Address Line One	395 Page Mill Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	650
Local Phone Number	362-0488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00005 per share
Trading Symbol	CLDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001535379
Amendment Flag	false